DECOMMISSIONING LIABILITIES - Summary of Decommissioning Liabilities for Brookfield Renewable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of decommissioning liabilities [Abstract]
Balance, beginning of the year	$ 394	$ 374
Acquisitions through business combinations	38	68
Reduction arising from payments/derecognition	(8)	0
Accretion	17	8
Changes in estimates	61	(30)
Foreign exchange	2	(26)
Balance, end of the year	$ 504	$ 394